Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	23,563,040
Common stock, shares issued (in shares)	24,652,546	22,646,015	18,051,592
Common stock, shares outstanding (in shares)	24,652,546	22,646,015	18,051,592